UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Funds Investor Services

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual
Repor t

Legg Mason

Western Asset

Variable Global

High Yield Bond

Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Portfolio objective

The Portfolio seeks to maximize total return, consistent with the preservation of capital.

Portfolio name change

On November 1, 2012, the Portfolio’s name will change to Western Asset Variable Global High Yield Bond Portfolio. There will be no change in the Portfolio’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Variable Global High Yield Bond Portfolio for the six-month reporting period ended June 30, 2012. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2012

Legg Mason Western Asset Variable Global High Yield Bond Portfolio	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas and in some cases, fell back into a recession. In April 2012, the International Monetary Fund (“IMF”) stated that “global growth is projected to drop from about 4% in 2011 to about 3.5% in 2012 because of weak activity during the second half of 2011 and the first half of 2012.” The IMF now anticipates 2012 growth will be -0.3% in the Eurozone and 2.0% in Japan. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that growth will fall from approximately 5.8% in 2011 to 5.7% in 2012.

IV	Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Investment commentary (cont’d)

Market review

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)iii actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. How did the Fed respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What actions did international central banks take during the reporting period?

A. Looking back, given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011 and then to 1.00% in December, equaling its all-time low. In July, after the reporting period ended, the ECB cut rates to 0.75%, a record low. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, with growth rates declining, both China and India lowered their cash reserve ratio for banks. China also cut its key interest rate in early June, and again in July, after the reporting period ended.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first three months of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of con-

Legg Mason Western Asset Variable Global High Yield Bond Portfolio	V

tagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexvi returned 2.37%.

Q. How did the high-yield market perform over the six months ended June 30, 2012?

A. The U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield – 2% Issuer Cap Indexvii, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, they proved to be temporary setbacks. All told, the high-yield market gained 7.23% for the six months ended June 30, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. After a strong start, the asset class gave back a portion of its gains in May. During much of the first four months of the period, emerging market debt was supported by solid growth in developing countries and overall strong demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in the U.S. and fears that China’s economy would experience a hard landing, caused the asset class to fall sharply in May 2012. The asset class then moved higher in June as investor risk appetite returned. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned 7.45% over the six months ended June 30, 2012.

Performance review

For the six months ended June 30, 2012, Class I shares of Legg Mason Western Asset Variable Global High Yield Bond Portfolio1 returned 7.48%. The Portfolio’s unmanaged benchmark, the Barclays Global High Yield Indexix (Hedged), returned 8.10% for the same period. The Lipper Variable High Current Yield Funds Category Average2 returned 6.48% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Legg Mason Western Asset Variable Global High Yield Bond Portfolio[1]:
Class I	7.48%
Class II	7.36%
Barclays Global High Yield Index (Hedged)	8.10%
Lipper Variable High Current Yield Funds Category Average[2]	6.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 123 funds in the Portfolio’s Lipper category.

VI	Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Investment commentary (cont’d)

The 30-Day SEC Yield for the period ended June 30, 2012 for Class I and Class II shares were 7.89% and 7.59%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Portfolio’s investments over a 30-day period and not on the dividends paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2012, as supplemented, the gross total annual operating expense ratios for Class I and Class II shares were 0.84% and 1.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and

Chief Executive Officer

July 27, 2012

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio	VII
[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix

The Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	1

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2012 and December 31, 2011 and does not include derivatives, such as, written options, futures contracts and forward foreign currency contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

2	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	7.48%	$1,000.00	$1,074.80	0.91%	$4.69	Class I	5.00%	$1,000.00	$1,020.34	0.91%	$4.57
Class II	7.36	1,000.00	1,073.60	1.18	6.08	Class II	5.00	1,000.00	1,019.00	1.18	5.92

[1]	For the six months ended June 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

B Global	— Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
LMWA Var Global	— Legg Mason Western Asset Variable Global High Yield Bond Portfolio

4	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

B Global	— Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
LMWA Var Global	— Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2012

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 80.0%
Consumer Discretionary — 16.6%
Auto Components — 0.3%
Europcar Groupe SA	11.500%	5/15/17	100,000	EUR	$111,997	(a)
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	395,000	EUR	349,910	(a)
Total Auto Components					461,907
Automobiles — 0.7%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	880,000		908,600
Escrow GCB General Motors	—	—	200,000		0	*(b)(c)(d)
Escrow GCB General Motors	—	—	1,550,000		0	*(b)(c)(d)
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	160,000		175,800	(a)
Total Automobiles					1,084,400
Diversified Consumer Services — 1.2%
Odeon & UCI Finco PLC, Senior Secured Notes	9.000%	8/1/18	400,000	GBP	609,233	(a)
Realogy Corp., Senior Secured	7.625%	1/15/20	210,000		217,875	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	210,000		216,300
ServiceMaster Co., Senior Notes	8.000%	2/15/20	230,000		251,562	(a)
Sotheby’s, Senior Notes	7.750%	6/15/15	510,000		561,000
Total Diversified Consumer Services					1,855,970
Hotels, Restaurants & Leisure — 6.0%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Senior Notes	9.000%	5/15/18	390,000		391,950	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	374,867		310,915	(a)(b)(d)(e)
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	620,000		641,700
Boyd Gaming Corp., Senior Notes	9.000%	7/1/20	190,000		191,425	(a)
Caesars Entertainment Operating Co. Inc., Senior Notes	10.750%	2/1/16	300,000		238,500
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	220,000		194,700
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	450,000		493,312
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	310,000		327,050	(a)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	410,000		415,637	(a)
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	235,000		197,988	(a)
Choice Hotels International Inc., Senior Notes	5.750%	7/1/22	380,000		398,076

See Notes to Financial Statements.

6	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	390,000		$404,625	(a)
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	416,000	GBP	508,185
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	265,000		497	(a)(f)
Hoa Restaurant Group LLC/Hoa Finance Corp., Senior Secured Notes	11.250%	4/1/17	370,000		344,562	(a)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	187,000		181,390	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	420,000		430,500	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	252,334	(g)
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	35,000		39,638
Mohegan Tribal Gaming Authority, Senior Secured Notes	10.500%	12/15/16	1,020,000		897,600	(a)
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	950,000		1,035,500
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	320,000		368,800
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	50,000		55,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	9.500%	6/15/19	115,000		119,744	(a)
Seven Seas Cruises S de RL LLC, Senior Secured Notes	9.125%	5/15/19	780,000		809,250
Snoqualmie Entertainment Authority, Senior Secured Notes	4.532%	2/1/14	235,000		227,950	(a)(g)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	40,000		40,350	(a)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	75,000		0	(b)(c)(d)(f)
Wok Acquisition Corp., Senior Notes	10.250%	6/30/20	170,000		175,950	(a)
Total Hotels, Restaurants & Leisure					9,693,128
Internet & Catalog Retail — 0.3%
Netflix Inc., Senior Notes	8.500%	11/15/17	430,000		454,725
Media — 6.0%
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	170,000		176,800	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	380,000		425,600

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	7

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Media — continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	6/1/20	430,000		$474,612
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	1,000,000		1,075,000
Cengage Learning Acquisitions Inc., Senior Secured Notes	11.500%	4/15/20	550,000		572,000	(a)
Clear Channel Worldwide Holdings Inc., Senior Notes	7.625%	3/15/20	300,000		294,750	(a)
Clear Channel Worldwide Holdings Inc., Senior Notes	7.625%	3/15/20	40,000		38,500	(a)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	650,000		695,500	(a)
DISH DBS Corp., Senior Notes	6.625%	10/1/14	30,000		32,325
DISH DBS Corp., Senior Notes	7.875%	9/1/19	180,000		208,350
DISH DBS Corp., Senior Notes	5.875%	7/15/22	300,000		304,500	(a)
Entercom Radio LLC, Senior Notes	10.500%	12/1/19	190,000		205,200
Good Sam Enterprises LLC, Secured Notes	11.500%	12/1/16	430,000		449,888
Kabel Deutschland Holding AG, Senior Subordinated Secured Notes	6.500%	7/31/17	400,000	EUR	517,589	(a)
LBI Media Inc., Senior Secured Notes	9.250%	4/15/19	500,000		427,500	(a)
Nara Cable Funding Ltd., Senior Secured Notes	8.875%	12/1/18	1,020,000		882,300	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	240,000		276,000
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	11.500%	5/1/16	190,000		217,075
Ono Finance II PLC, Senior Bonds	10.875%	7/15/19	210,000		163,800	(a)
Polish Television Holding BV, Senior Secured Bonds, step bond	11.250%	5/15/17	250,000	EUR	317,957	(a)
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	149,000	EUR	120,678	(a)(f)
TVN Finance Corp. III AB, Senior Notes	7.875%	11/15/18	75,000	EUR	94,675	(a)
Univision Communications Inc., Senior Secured Notes	6.875%	5/15/19	730,000		755,550	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	270,000		297,000	(a)
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	400,000	EUR	551,758	(a)
Total Media					9,574,907
Multiline Retail — 0.6%
Bon-Ton Stores Inc., Senior Notes	10.250%	3/15/14	160,000		136,000
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	431,000	EUR	509,977	(a)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	425,000		395,250
Total Multiline Retail					1,041,227

See Notes to Financial Statements.

8	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — 0.6%
American Greetings Corp., Senior Notes	7.375%	12/1/21	90,000		$95,850
Edcon Proprietary Ltd., Senior Notes	3.192%	6/15/14	315,000	EUR	364,270	(a)(g)
Gymboree Corp., Senior Notes	9.125%	12/1/18	590,000		550,175
Total Specialty Retail					1,010,295
Textiles, Apparel & Luxury Goods — 0.9%
Boardriders SA, Senior Notes	8.875%	12/15/17	550,000	EUR	690,804	(a)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	200,000		203,500	(a)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	595,000		631,450
Total Textiles, Apparel & Luxury Goods					1,525,754
Total Consumer Discretionary					26,702,313
Consumer Staples — 1.7%
Food & Staples Retailing — 0.4%
Post Holdings Inc., Senior Notes	7.375%	2/15/22	540,000		571,050	(a)
Food Products — 0.6%
Boparan Holdings Ltd., Senior Notes	9.875%	4/30/18	300,000	GBP	489,814	(a)
Harmony Foods Corp., Senior Secured Notes	10.000%	5/1/16	190,000		198,075	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	340,000		321,300	(a)
Total Food Products					1,009,189
Personal Products — 0.3%
Hypermarcas SA, Notes	6.500%	4/20/21	380,000		368,600	(a)
Prestige Brands International Inc., Senior Notes	8.125%	2/1/20	120,000		132,300	(a)
Total Personal Products					500,900
Tobacco — 0.4%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	590,000		594,425
Total Consumer Staples					2,675,564
Energy — 14.4%
Energy Equipment & Services — 2.6%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	210,000		220,500
Hercules Offshore Inc., Senior Notes	10.250%	4/1/19	450,000		430,875	(a)
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	655,000		658,275	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	390,000		382,200
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	90,000		87,750	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	9

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Energy Equipment & Services — continued
Oil States International Inc., Senior Notes	6.500%	6/1/19	400,000	$418,000
Parker Drilling Co., Senior Notes	9.125%	4/1/18	170,000	180,625
Petroleum Geo-Services ASA, Senior Notes	7.375%	12/15/18	210,000	216,825	(a)
Pioneer Drilling Co., Senior Notes	9.875%	3/15/18	60,000	63,300	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	440,000	480,700	(a)
Vantage Drilling Co., Senior Secured Notes	11.500%	8/1/15	900,000	981,000
Total Energy Equipment & Services				4,120,050
Oil, Gas & Consumable Fuels — 11.8%
Arch Coal Inc., Senior Notes	7.000%	6/15/19	270,000	229,500	(a)
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	470,000	493,500
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	100,000	103,500
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.375%	5/1/19	330,000	332,475
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.375%	5/1/19	110,000	110,825
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	230,000	234,600	(a)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	760,000	739,100
Chesapeake Midstream Partners LP/CHKM Finance Corp., Senior Notes	6.125%	7/15/22	500,000	492,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc., Senior Notes	6.625%	11/15/19	410,000	371,050	(a)
Coffeyville Resources LLC/Coffeyville Finance Inc., Senior Secured Notes	9.000%	4/1/15	40,000	42,800	(a)
Concho Resources Inc., Senior Notes	7.000%	1/15/21	390,000	419,250
Concho Resources Inc., Senior Notes	5.500%	10/1/22	50,000	49,563
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	260,000	274,300
Continental Resources Inc., Senior Notes	5.000%	9/15/22	400,000	406,500	(a)
Corral Petroleum Holdings AB, Senior Notes	15.000%	12/31/17	787,779	569,170	(a)(d)(e)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	370,000	391,506
Ecopetrol SA, Senior Notes	7.625%	7/23/19	580,000	733,700
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	290,000	319,725
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	690,000	600,300
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	520,000	512,959	(a)
Indo Integrated Energy II BV, Senior Secured Notes	9.750%	11/5/16	520,000	565,500	(a)

See Notes to Financial Statements.

10	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	500,000	$515,625	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	250,000	271,370	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	130,000	143,116	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	160,000	156,000	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	310,000	330,925
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	380,000	398,050
MEG Energy Corp., Senior Notes	6.500%	3/15/21	350,000	359,187	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	520,000	397,800
Novatek Finance Ltd., Notes	6.604%	2/3/21	400,000	437,600	(a)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	180,000	196,200	(a)
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	935,000	638,137
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	130,000	111,800	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	88,000	75,680	(a)
Parker Drilling Co., Senior Notes	9.125%	4/1/18	150,000	159,375	(a)
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	100,000	102,750
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	250,000	299,881
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	200,000	235,597
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	320,000	395,680	(a)
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	500,000	62,500	(a)(f)
Plains Exploration & Production Co., Senior Notes	6.125%	6/15/19	220,000	222,200
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	265,000	293,819
Plains Exploration & Production Co., Senior Notes	6.750%	2/1/22	220,000	225,500
QEP Resources Inc., Senior Notes	5.375%	10/1/22	240,000	241,200
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	1,050,000	1,027,687
Range Resources Corp., Senior Notes	5.000%	8/15/22	190,000	187,863
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	150,000	164,625
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	80,000	84,600

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	11

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	100,000		$105,500
Samson Investment Co., Senior Notes	9.750%	2/15/20	840,000		836,850	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	250,000		250,625	(a)
Teekay Corp., Senior Notes	8.500%	1/15/20	305,000		311,100
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	220,000		245,586	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	490,000		562,887	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	150,000		172,313	(a)
Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes	10.750%	2/1/18	300,000		269,250	(a)
Xinergy Ltd., Senior Secured Notes	9.250%	5/15/19	790,000		525,350	(a)
Total Oil, Gas & Consumable Fuels					19,006,551
Total Energy					23,126,601
Financials — 9.1%
Commercial Banks — 2.7%
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	120,000		123,210	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	600,000		711,135	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	300,000		249,750	(a)(g)(h)
Deutsche Postbank Funding Trust IV, Subordinated Notes	5.983%	6/29/17	650,000	EUR	584,033	(g)(h)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	600,000		540,354	(a)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	90,000		113,810	(a)(g)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	860,000		696,600	(g)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	70,000		70,302
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	690,000		718,704	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	190,000		186,664	(g)(h)
Societe Generale SA, Junior Subordinated Bonds	1.219%	4/5/17	700,000		316,050	(a)(g)(h)
Total Commercial Banks					4,310,612
Consumer Finance — 0.3%
Ally Financial Inc., Senior Notes	4.625%	6/26/15	300,000		302,066
Ally Financial Inc., Senior Notes	8.000%	3/15/20	190,000		219,450
Total Consumer Finance					521,516

See Notes to Financial Statements.

12	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — 5.3%
Bank of America Corp., Senior Notes	6.500%	8/1/16	450,000		$494,605
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	934,000		1,048,415
Boats Investments (Netherlands) BV, Secured Notes	8.152%	12/15/15	816,651	EUR	289,372	(e)(g)
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	140,000		157,325
General Electric Capital Corp., Junior Subordinated Bonds	7.125%	6/15/22	500,000		530,188	(g)(h)
General Motors Financial Co. Inc., Senior Notes	6.750%	6/1/18	370,000		404,952
ING Groep NV, Subordinated Bonds	5.140%	3/17/16	550,000	GBP	618,628	(g)(h)
International Lease Finance Corp., Senior Notes	8.625%	9/15/15	360,000		399,150
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	240,000		271,800
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	620,000		711,557
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	1,280,000		1,488,732
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	250,000	EUR	336,148	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	350,000		359,888
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	120,000		120,300	(a)
Telenet Finance III Luxembourg S.C.A., Senior Secured Notes	6.625%	2/15/21	190,000	EUR	239,243	(a)
TransUnion Holding Co. Inc., Senior Notes	9.625%	6/15/18	430,000		466,550	(a)(e)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		502,500	(a)(g)
Total Diversified Financial Services					8,439,353
Insurance — 0.7%
ELM BV	5.252%	5/25/16	500,000	EUR	547,328	(g)(h)
ING Capital Funding Trust III, Junior Subordinated Bonds	4.061%	9/30/12	370,000		308,916	(g)(h)
Liberty Mutual Group, Junior Subordinated Bonds	7.800%	3/15/37	260,000		263,900	(a)
Total Insurance					1,120,144
Real Estate Investment Trusts (REITs) — 0.1%
Omega Healthcare Investors Inc., Senior Notes	5.875%	3/15/24	230,000		231,150	(a)
Total Financials					14,622,775

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	13

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Health Care — 4.1%
Health Care Equipment & Supplies — 0.2%
Ontex IV SA, Senior Notes	9.000%	4/15/19	250,000	EUR	$272,082	(a)
Ontex IV SA, Senior Notes	9.000%	4/15/19	120,000	EUR	130,600	(a)
Total Health Care Equipment & Supplies					402,682
Health Care Providers & Services — 3.4%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	380,000		435,100
American Renal Associates Holdings Inc., Senior Notes	9.750%	3/1/16	190,476		203,333	(e)
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	250,000		265,625
AMERIGROUP Corp., Senior Notes	7.500%	11/15/19	120,000		129,600
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	190,000		203,300
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	1,375,000		1,216,875
DJO Finance LLC/DJO Finance Corp., Senior Notes	10.875%	11/15/14	280,000		290,500
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	280,000		289,450	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	430,000		448,812	(a)
HCA Inc., Senior Secured Notes	8.500%	4/15/19	230,000		258,750
HCA Inc., Senior Secured Notes	6.500%	2/15/20	320,000		347,600
HCA Inc., Senior Secured Notes	7.250%	9/15/20	130,000		143,650
INC Research LLC, Senior Notes	11.500%	7/15/19	210,000		204,750	(a)
InVentiv Health Inc., Senior Notes	10.000%	8/15/18	440,000		380,600	(a)
Physiotherapy Associates Holdings Inc., Senior Notes	11.875%	5/1/19	130,000		132,275	(a)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	150,000		127,875
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	300,000		338,250
Total Health Care Providers & Services					5,416,345
Pharmaceuticals — 0.5%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	407,000	EUR	507,332	(a)
UCB SA, Subordinated Notes	7.750%	3/18/16	200,000	EUR	264,490	(g)(h)
Total Pharmaceuticals					771,822
Total Health Care					6,590,849
Industrials — 11.0%
Aerospace & Defense — 1.2%
Ducommun Inc., Senior Notes	9.750%	7/15/18	280,000		296,100

See Notes to Financial Statements.

14	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Aerospace & Defense — continued
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	860,000		$930,950
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	675,000		732,375	(a)
Total Aerospace & Defense					1,959,425
Airlines — 2.1%
American Airlines Pass-Through Trust, Secured Notes	7.000%	1/31/18	223,280		221,047	(a)
BAA SH PLC, Senior Secured Notes	7.125%	3/1/17	500,000	GBP	778,894
Continental Airlines Inc., Pass-Through Certificates	7.373%	6/15/17	566,419		576,331
Continental Airlines Inc., Pass-Through Certificates	8.388%	11/1/20	140,449		142,556
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	43,623		44,059
Continental Airlines Inc., Secured Notes	6.250%	4/11/20	240,000		243,600
Delta Air Lines 2012-1 Pass Through Trust, Secured Notes	6.875%	5/7/19	1,150,000		1,150,000	(d)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	85,348		90,895
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	80,000		84,900	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	80,000		82,900	(a)
Total Airlines					3,415,182
Building Products — 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes	11.000%	6/30/15	401,400		370,292	(a)(b)
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	490,000		525,525	(a)
Building Materials Corp. of America, Senior Secured Notes	7.000%	2/15/20	180,000		194,850	(a)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	160,000		170,400	(a)
Spie BondCo 3 SCA, Secured Notes	11.000%	8/15/19	243,000	EUR	300,597	(a)
Total Building Products					1,561,664
Commercial Services & Supplies — 2.2%
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	740,000		654,900	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	620,000		626,200
Cenveo Corp., Secured Notes	8.875%	2/1/18	240,000		216,000
Geo Group Inc., Senior Notes	7.750%	10/15/17	120,000		129,000
JM Huber Corp., Senior Notes	9.875%	11/1/19	250,000		270,000	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	840,000		810,600	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	15

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Services & Supplies — continued
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	60,000		$64,200
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	440,000		460,900	(a)
United Rentals North America Inc., Senior Notes	10.875%	6/15/16	280,000		316,050
Total Commercial Services & Supplies					3,547,850
Construction & Engineering — 0.4%
Odebrecht Finance Ltd., Senior Notes	6.000%	4/5/23	650,000		687,895	(a)
Electrical Equipment — 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	480,000		468,000	(a)
Machinery — 0.5%
Dematic SA, Senior Secured Notes	8.750%	5/1/16	360,000		378,900	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	390,000		392,925	(a)
Total Machinery					771,825
Marine — 0.7%
Horizon Lines LLC, Secured Notes	13.000%	10/15/16	388,500		369,075	(e)
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	269,000		264,293	(a)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	580,000		542,300
Total Marine					1,175,668
Road & Rail — 1.3%
Florida East Coast Holdings Corp., Senior Notes	10.500%	8/1/17	1,136,095		971,361	(e)
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	100,000	EUR	126,259	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	13.250%	12/15/15	737,000		736,079	(a)
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	204,000		233,580
Total Road & Rail					2,067,279
Trading Companies & Distributors — 0.5%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	460,000		460,000	(a)
UR Financing Escrow Corp., Senior Notes	7.625%	4/15/22	388,000		407,400	(a)
Total Trading Companies & Distributors					867,400

See Notes to Financial Statements.

16	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Transportation — 0.8%
CMA CGM, Senior Notes	8.875%	4/15/19	600,000	EUR	$421,411	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	340,000		311,100	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	480,000		480,000	(a)
Total Transportation					1,212,511
Total Industrials					17,734,699
Information Technology — 0.8%
Internet Software & Services — 0.2%
Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes	8.125%	1/1/20	300,000		315,000	(a)
IT Services — 0.5%
Ceridian Corp., Senior Secured Notes	8.875%	7/15/19	220,000		228,250	(a)
First Data Corp., Senior Notes	10.550%	9/24/15	510,000		524,025
First Data Corp., Senior Notes	11.250%	3/31/16	60,000		56,850
First Data Corp., Senior Notes	12.625%	1/15/21	30,000		30,187
Total IT Services					839,312
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	114,000		123,120
Total Information Technology					1,277,432
Materials — 10.1%
Chemicals — 1.5%
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	475,000		532,000	(a)
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	225,000		237,094	(a)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	700,000		771,750	(a)
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	225,000		241,875	(a)
Styrolution GmbH, Senior Secured Notes	7.625%	5/15/16	240,000	EUR	261,579	(a)
Styrolution Group GmbH, Senior Secured Notes	7.625%	5/15/16	300,000	EUR	326,973	(a)
Total Chemicals					2,371,271
Construction Materials — 0.5%
Cemex Finance LLC, Senior Secured Bonds	9.500%	12/14/16	800,000		784,000	(a)
Containers & Packaging — 0.7%
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	375,000	EUR	479,901	(a)
Beverage Packaging Holdings Luxembourg II SA, Senior Secured Notes	9.500%	6/15/17	200,000	EUR	237,914	(a)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	440,000		459,800	(a)
Total Containers & Packaging					1,177,615

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	17

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — 5.3%
China Oriental Group Co., Ltd.	7.000%	11/17/17	400,000		$309,000	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	190,000		206,777	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	186,000		202,424	(a)
Evraz Group SA, Notes	6.750%	4/27/18	1,170,000		1,118,871	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	370,000		399,230	(a)
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	250,000		254,375	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	420,000		430,500	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	270,000		287,550	(a)
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	354,000		396,480	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,140,000		712,500	(a)
Mirabela Nickel Ltd., Senior Notes	8.750%	4/15/18	280,000		193,200	(a)
Molycorp Inc., Senior Secured Notes	10.000%	6/1/20	500,000		497,500	(a)
New World Resources NV, Senior Bonds	7.375%	5/15/15	250,000	EUR	306,093	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	120,000		164,295
Ryerson Holding Corp., Senior Secured Notes	0.000%	2/1/15	700,000		367,500
Schaeffler Finance BV, Senior Secured Notes	7.750%	2/15/17	180,000		188,550	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	60,000		64,137
Thompson Creek Metals Co. Inc., Senior Notes	7.375%	6/1/18	260,000		209,950
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	330,000		326,700
Vale Overseas Ltd., Notes	8.250%	1/17/34	63,000		81,027
Vale Overseas Ltd., Notes	6.875%	11/21/36	287,000		334,342
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	670,000		695,996	(a)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	860,000		813,732	(a)
Total Metals & Mining					8,560,729
Paper & Forest Products — 2.1%
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	1,010,000		1,085,750	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	441,000		472,972
Fibria Overseas Finance Ltd., Senior Notes	7.500%	5/4/20	320,000		332,800	(a)
Fibria Overseas Finance Ltd., Senior Notes	6.750%	3/3/21	240,000		241,920	(a)
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	423,000	EUR	571,774	(a)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	380,000		385,225	(a)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	146,000		111,690	(a)

See Notes to Financial Statements.

18	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Paper & Forest Products — continued
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	8.750%	2/1/19	50,000		$20,000
Verso Paper Holdings LLC/Verso Paper Inc., Senior Subordinated Notes	11.375%	8/1/16	95,000		45,125
Total Paper & Forest Products					3,267,256
Total Materials					16,160,871
Telecommunication Services — 7.7%
Diversified Telecommunication Services — 4.8%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	790,000		525,350	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	84,000		56,280	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	20,000		16,550
Cogent Communications Group Inc., Senior Secured Notes	8.375%	2/15/18	470,000		502,900	(a)
Digicel Group Ltd., Senior Notes	8.875%	1/15/15	400,000		406,000	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	200,000		211,000
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	960,000		1,012,800	(a)
Intelsat Luxembourg SA, Senior Notes	11.250%	2/4/17	320,000		330,800
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	350,000		369,250	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	350,000		383,250
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	100,000		104,862	(a)
Unitymedia GmbH, Senior Secured Notes	9.500%	3/15/21	250,000	EUR	344,849	(a)
UPCB Finance V Ltd., Senior Secured Notes	7.250%	11/15/21	530,000		556,500	(a)
Vimpel Communications, Notes	6.493%	2/2/16	200,000		199,900	(a)
West Corp., Senior Notes	7.875%	1/15/19	290,000		304,500
West Corp., Senior Subordinated Notes	11.000%	10/15/16	290,000		307,400
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	540,000		475,200	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	1,066,125		735,626	(a)(e)
Windstream Corp., Senior Notes	7.500%	4/1/23	860,000		885,800
Total Diversified Telecommunication Services					7,728,817
Wireless Telecommunication Services — 2.9%
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	390,000		406,575
MetroPCS Wireless Inc., Senior Notes	6.625%	11/15/20	190,000		187,625
Phones4u Finance PLC, Senior Secured Notes	9.500%	4/1/18	200,000	GBP	286,606	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	19

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — continued
Phones4u Finance PLC, Senior Secured Notes	9.500%	4/1/18	100,000	GBP	$143,303	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,370,000		1,109,700
Sprint Nextel Corp., Senior Notes	9.000%	11/15/18	1,720,000		1,926,400	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	380,000		357,937	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	290,000		273,162	(a)
Total Wireless Telecommunication Services					4,691,308
Total Telecommunication Services					12,420,125
Utilities — 4.5%
Electric Utilities — 2.1%
AES Ironwood LLC, Secured Notes	8.857%	11/30/25	260,999		302,107
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	120,000		129,000
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	280,000		246,400	(a)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Secured Notes	11.750%	3/1/22	770,000		795,025	(a)
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	357,168		341,095
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	1,260,000		1,197,000
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	260,000		68,250
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc., Senior Secured Notes	11.500%	10/1/20	300,000		206,250	(a)
Total Electric Utilities					3,285,127
Gas Utilities — 0.2%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	60,000		78,118
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	250,000		261,250
Total Gas Utilities					339,368
Independent Power Producers & Energy Traders — 2.1%
AES Corp., Senior Notes	9.750%	4/15/16	150,000		178,500
Atlantic Power Corp., Senior Notes	9.000%	11/15/18	340,000		349,350	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	560,000		613,200	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	240,000		259,243	(a)
Edison Mission Energy, Senior Notes	7.750%	6/15/16	260,000		147,550
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	285,000		311,362

See Notes to Financial Statements.

20	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Independent Power Producers & Energy Traders — continued
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	530,000	$532,650	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	520,000	523,250	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	190,000	170,050
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	350,746	357,761
Total Independent Power Producers & Energy Traders				3,442,916
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	150,000	183,750	(a)
Total Utilities				7,251,161
Total Corporate Bonds & Notes (Cost — $130,891,302)				128,562,390
Collateralized Senior Loans — 4.1%
Consumer Discretionary — 0.8%
Diversified Consumer Services — 0.6%
Realogy Corp., Second Lien Term Loan	13.500%	10/15/17	1,000,000	1,028,750	(i)
Specialty Retail — 0.2%
Michaels Stores Inc., Term Loan B2	5.000%	7/29/16	236,092	235,649	(i)
Total Consumer Discretionary				1,264,399
Energy — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
Chesapeake Energy Corp., Bridge Term Loan	8.500%	12/1/17	1,290,000	1,280,325	(i)
Financials — 0.5%
Capital Markets — 0.5%
Stockbridge/SBE Holdings LLC, Term Loan B	13.000%	5/2/17	860,000	851,400	(i)
Industrials — 0.6%
Airlines — 0.3%
DAE Aviation Holdings Inc., Term Loan B2	5.470%	7/31/14	243,098	240,667	(i)
DAE Aviation Holdings Inc., Tranche B-1 Term Loan	5.470%	7/31/14	254,993	252,443	(i)
Total Airlines				493,110

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	21

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Marine — 0.1%
Trico Shipping AS, New Term Loan A	10.000%	5/13/14	42,290		$42,290	(b)(i)
Trico Shipping AS, New Term Loan B	—	5/13/14	74,458		74,458	(b)(j)
Total Marine					116,748
Road & Rail — 0.2%
Avis Budget Car Rental LLC, Term Loan B	6.250%	9/21/18	283,214		284,560	(i)
Total Industrials					894,418
Information Technology — 0.1%
IT Services — 0.1%
First Data Corp., Term Loan	4.245%	3/23/18	212,079		195,361	(i)
Materials — 0.8%
Chemicals — 0.2%
Kerling PLC, Term Loan	10.000%	6/30/16	300,000	EUR	334,092	(i)
Containers & Packaging — 0.6%
Sealed Air Corp., Term Loan B	4.750%	10/3/18	982,500		990,360	(i)
Total Materials					1,324,452
Telecommunication Services — 0.4%
Wireless Telecommunication Services — 0.4%
Vodafone Americas Finance 2 Inc., PIK Term Loan	6.875%	8/11/15	653,441		663,243	(i)
Utilities — 0.1%
Electric Utilities — 0.1%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan	4.741%	10/10/17	294,982		176,960	(i)
Total Collateralized Senior Loans (Cost — $6,672,884)					6,650,558
Convertible Bonds & Notes — 0.1%
Materials — 0.1%
Chemicals — 0.1%
Hercules Inc. (Cost — $111,623)	6.500%	6/30/29	130,000		106,600
Sovereign Bonds — 9.2%
Argentina — 1.3%
Republic of Argentina, Discount Notes	8.280%	12/31/33	1,904,274		1,256,821
Republic of Argentina, Senior Bonds	7.000%	10/3/15	1,223,000		928,576
Total Argentina					2,185,397
Brazil — 0.7%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	159,000	BRL	81,342
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	2,047,000	BRL	1,046,521
Total Brazil					1,127,863

See Notes to Financial Statements.

22	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
India — 0.3%
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	500,000		$450,000	(a)(g)
Indonesia — 0.4%
Republic of Indonesia, Notes	5.250%	1/17/42	490,000		515,113	(a)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	100,000		124,000	(a)
Total Indonesia					639,113
Peru — 0.3%
Republic of Peru, Bonds	7.840%	8/12/20	1,300,000	PEN	579,501
Philippines — 0.5%
Republic of the Philippines, Senior Bonds	4.000%	1/15/21	730,000		787,488
Russia — 0.1%
Russian Foreign Bond — Eurobond	11.000%	7/24/18	65,000		91,325	(a)
Turkey — 2.5%
Republic of Turkey, Notes	6.750%	5/30/40	1,270,000		1,484,312
Republic of Turkey, Senior Notes	6.250%	9/26/22	2,290,000		2,599,150
Total Turkey					4,083,462
Venezuela — 3.1%
Bolivarian Republic of Venezuela	5.750%	2/26/16	4,200,000		3,633,000	(a)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,710,000		1,320,975	(a)
Total Venezuela					4,953,975
Total Sovereign Bonds (Cost — $14,433,574)					14,898,124

			Shares
Common Stocks — 1.8%
Consumer Discretionary — 1.0%
Automobiles — 0.0%
Motors Liquidation Co. GUC Trust			2		24	*
Hotels, Restaurants & Leisure — 0.1%
Bossier Casino Venture Holdco Inc.			26,303		52,606	*(b)(d)
Media — 0.9%
Charter Communications Inc., Class A Shares			20,994		1,487,845	*
Total Consumer Discretionary					1,540,475
Energy — 0.3%
Energy Equipment & Services — 0.3%
KCAD Holdings I Ltd.			75,024,286		569,660	(b)(d)

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	23

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Shares	Value
Industrials — 0.5%
Marine — 0.5%
DeepOcean Group Holding AS		19,935	$338,895	(d)
Horizon Lines Inc., Class A Shares		212,508	399,515	*
Total Industrials			738,410
Total Common Stocks (Cost — $2,345,008)			2,848,545
Convertible Preferred Stocks — 0.1%
Financials — 0.1%
Diversified Financial Services — 0.1%
Citigroup Inc. (Cost — $128,029)	7.500%	1,400	119,784
Preferred Stocks — 2.4%
Financials — 2.3%
Consumer Finance — 1.4%
GMAC Capital Trust I	8.125%	93,800	2,255,890
Diversified Financial Services — 0.9%
Citigroup Capital XII	8.500%	10,400	260,624
Citigroup Capital XIII	7.875%	46,125	1,258,751
Total Diversified Financial Services			1,519,375
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%	14,050	30,489	*
Total Financials			3,805,754
Industrials — 0.1%
Road & Rail — 0.1%
Jack Cooper Holdings Corp.	20.000%	138,000	136,620	(a)(d)
Total Preferred Stocks (Cost — $4,314,326)			3,942,374

	Expiration Date	Contracts
Purchased Options — 0.1%
Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.HY.18 Index, Put @ $92.00	9/19/12	7,506,000	106,311
Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.HY.18 Index, Put @ $93.00	7/18/12	3,166,000	8,888
Total Purchased Options (Cost — $315,262)			115,199

	Expiration Date	Warrants
Warrants — 0.1%
Buffets Restaurant Holdings	4/28/14	388	4	*(b)(d)
Charter Communications Inc.	11/30/14	508	11,008	*(d)

See Notes to Financial Statements.

24	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Variable Global High Yield Bond Portfolio

Security	Expiration Date	Warrants	Value
Warrants — continued
CMP Susquehanna Radio Holdings Co.	3/23/19	10,127	$47,192	*(a)(b)(d)
Jack Cooper Holdings Corp.	12/15/17	627	50,160	*(d)
Jack Cooper Holdings Corp.	5/6/18	309	24,720	*(d)(g)
Nortek Inc.	12/7/14	2,304	11,520	*(b)(d)(g)
SemGroup Corp.	11/30/14	2,628	23,783	*(b)(g)
Total Warrants (Cost — $47,564)			168,387
Total Investments — 97.9% (Cost — $159,259,572#)			157,411,961
Other Assets in Excess of Liabilities — 2.1%			3,323,889
Total Net Assets — 100.0%			$160,735,850

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid security.

(c)	Value is less than $1.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	The coupon payment on these securities is currently in default as of June 30, 2012.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	All or a portion of this loan is unfunded as of June 30, 2012. The interest rate for the fully unfunded term loan is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol

Schedule of Written Options
Security	Expiration Date	Strike Price	Notional Amount	Value
Credit default swaption with BNP Paribas to sell protection on Markit CDX.NA.HY.18 Index, Put	9/19/12	$87.00	7,506,000	$40,165
Credit default swaption with BNP Paribas to sell protection on Markit CDX.NA.HY.18 Index, Put	7/18/12	88.00	3,166,000	1,035
Total Written Options (Premiums received — $135,584)				$41,200

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	25

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $159,259,572)	$157,411,961
Foreign currency, at value (Cost — $323,030)	325,886
Cash	2,638,817
Interest and dividends receivable	3,237,622
Unrealized appreciation on forward foreign currency contracts	510,870
Receivable for securities sold	334,564
Swaps, at value (premiums paid — $195,899)	159,231
Receivable for Portfolio shares sold	9,210
Prepaid expenses	773
Total Assets	164,628,934

Liabilities:
Payable for securities purchased	3,216,140
Payable for Portfolio shares repurchased	424,111
Investment management fee payable	103,378
Written options, at value (premiums received — $135,584)	41,200
Payable for open swap contracts	8,193
Service and/or distribution fees payable	5,536
Unrealized depreciation on forward foreign currency contracts	279
Accrued expenses	94,247
Total Liabilities	3,893,084
Total Net Assets	$160,735,850

Net Assets:
Par value (Note 7)	$204
Paid-in capital in excess of par value	175,910,396
Undistributed net investment income	4,774,453
Accumulated net realized loss on investments, written options, swap contracts and foreign currency transactions	(18,663,937)
Net unrealized depreciation on investments, written options, swap contracts and foreign currencies	(1,285,266)
Total Net Assets	$160,735,850

Shares Outstanding:
Class I	16,996,149
Class II	3,371,429

Net Asset Value:
ClassI	$7.87
ClassII	$8.01

See Notes to Financial Statements.

26	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Interest	$6,611,105
Dividends	156,970
Total Investment Income	6,768,075

Expenses:
Investment management fee (Note 2)	629,602
Shareholder reports	37,511
Service and/or distribution fees (Notes 2 and 5)	35,167
Audit and tax	17,752
Legal fees	10,592
Fund accounting fees	7,341
Transfer agent fees (Note 5)	6,529
Custody fees	4,664
Insurance	2,270
Trustees’ fees	1,316
Miscellaneous expenses	2,004
Total Expenses	754,748
Net Investment Income	6,013,327

Realized and Unrealized Gain (Loss) on Investments, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(33,518)
Written options	386,758
Swap contracts	4,657
Foreign currency transactions	710,926
Net Realized Gain	1,068,823
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	4,341,370
Written options	94,384
Swap contracts	(36,668)
Foreign currencies	(428,104)
Change in Net Unrealized Appreciation (Depreciation)	3,970,982
Net Gain on Investments, Written Options, Swap Contracts and Foreign Currency Transactions	5,039,805
Increase in Net Assets from Operations	$11,053,132

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	27

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$6,013,327	$11,598,753
Net realized gain	1,068,823	1,212,596
Change in net unrealized appreciation (depreciation)	3,970,982	(10,409,870)
Increase in Net Assets From Operations	11,053,132	2,401,479

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,177,117)	(11,800,023)
Decrease in Net Assets From Distributions to Shareholders	(1,177,117)	(11,800,023)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	21,538,385	32,042,582
Reinvestment of distributions	1,177,117	11,800,023
Cost of shares repurchased	(18,561,851)	(37,521,845)
Increase in Net Assets From Portfolio Share Transactions	4,153,651	6,320,760
Increase (Decrease) in Net Assets	14,029,666	(3,077,784)

Net Assets:
Beginning of period	146,706,184	149,783,968
End of period*	$160,735,850	$146,706,184
* Includes undistributed (overdistributed) net investment income, respectively, of:	$4,774,453	$(61,757)

See Notes to Financial Statements.

28	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.38	$7.90	$7.50	$5.30	$9.05	$9.83

Income (loss) from operations:
Net investment income	0.30	0.62	0.68	0.80	0.82	0.75
Net realized and unrealized gain (loss)	0.25	(0.50)	0.44	2.13	(3.66)	(0.75)
Total income (loss) from operations	0.55	0.12	1.12	2.93	(2.84)	—

Less distributions from:
Net investment income	(0.06)	(0.64)	(0.72)	(0.73)	(0.91)	(0.73)
Net realized gains	—	—	—	—	—	(0.05)
Total distributions	(0.06)	(0.64)	(0.72)	(0.73)	(0.91)	(0.78)

Net asset value, end of period	$7.87	$7.38	$7.90	$7.50	$5.30	$9.05
Total return[3]	7.48%	1.58%	15.07%	55.55%	(30.82)%	(0.07)%

Net assets, end of period (000s)	$133,722	$118,714	$121,188	$123,458	$63,782	$103,980

Ratios to average net assets:
Gross expenses	0.91%[4]	0.94%	0.91%	0.91%	1.12%	0.97%
Net expenses[5,6]	0.91 [4]	0.94 [7]	0.91	0.91	0.98 [7]	0.96 [7]
Net investment income	7.69 [4]	7.70	8.49	11.79	10.01	7.60

Portfolio turnover rate	41%	77%	108%	80%	66%	66%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00% through July 31, 2012. Effective August 1, 2012, the expense limitation will be 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	29

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2012[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.50	$8.01	$7.58	$5.33	$9.08	$9.85

Income (loss) from operations:
Net investment income	0.29	0.61	0.66	0.78	0.80	0.73
Net realized and unrealized gain (loss)	0.26	(0.51)	0.45	2.15	(3.67)	(0.76)
Total income (loss) from operations	0.55	0.10	1.11	2.93	(2.87)	(0.03)

Less distributions from:
Net investment income	(0.04)	(0.61)	(0.68)	(0.68)	(0.88)	(0.69)
Net realized gains	—	—	—	—	—	(0.05)
Total distributions	(0.04)	(0.61)	(0.68)	(0.68)	(0.88)	(0.74)

Net asset value, end of period	$8.01	$7.50	$8.01	$7.58	$5.33	$9.08
Total return[3]	7.36%	1.27%	14.70%	55.14%	(31.01)%	(0.33)%

Net assets, end of period (000s)	$27,014	$27,992	$28,596	$29,569	$21,332	$29,785

Ratios to average net assets:
Gross expenses	1.18%[4]	1.20%	1.17%	1.24%	1.21%	1.25%
Net expenses[5,6]	1.18 [4]	1.20 [7]	1.17	1.24	1.19 [7]	1.23 [7]
Net investment income	7.41 [4]	7.43	8.22	11.67	9.73	7.31

Portfolio turnover rate	41%	77%	108%	80%	66%	66%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.25% through July 31, 2012. Effective August 1, 2012, the expense limitation will be 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	31

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

32	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$127,682,305	$880,085	$128,562,390
Collateralized senior loans	—	6,650,558	—	6,650,558
Convertible bonds & notes	—	106,600	—	106,600
Sovereign bonds	—	14,898,124	—	14,898,124
Common stocks	$1,887,384	338,895	622,266	2,848,545
Convertible preferred stocks	119,784	—	—	119,784
Preferred stocks	3,805,754	136,620	—	3,942,374
Purchased options	—	115,199	—	115,199
Warrants	—	156,863	11,524	168,387
Total long-term investments	$5,812,922	$150,085,164	$1,513,875	$157,411,961
Other financial instruments:
Forward foreign currency contracts	—	$510,870	—	$510,870
Credit default swaps on credit indices — buy protection‡	—	159,231	—	159,231
Total other financial instruments	—	$670,101	—	$670,101
Total	$5,812,922	$150,755,265	$1,513,875	$158,082,062

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	—	$41,200	—	$41,200
Forward foreign currency contracts	—	279	—	279
Total	—	$41,479	—	$41,479

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	33

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Collateralized Senior Loans	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of December 31, 2011	$1,793,968	$680,000	$983,623	$138,000	$79,415	$3,675,006
Accrued premiums/discounts	4,088	—	—	—	—	4,088
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	(23,474)	—	(125,536)	(1,380)	30,772	(119,618)
Purchases	322,260	—	103,074	—	—	425,334
Sales	(360,000)	(680,000)	—	—	—	(1,040,000)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3[2]	(856,757)	—	(338,895)	(136,620)	(98,663)	(1,430,935)
Balance as of June 30, 2012	$880,085	—	$622,266	—	$11,524	$1,513,875
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2012[1]	$(52,390)	—	$(125,536)	—	$5,299	$(172,627)

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is

34	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	35

of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2012, the Portfolio did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2012, See Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

36	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(f) Swaptions. The Portfolio purchases and writes swaption contracts to manage exposure to an underlying instrument. The Portfolio may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.

When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the statement of assets and liabilities, the value of which is marked-to-market daily to reflect the current market value of

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	37

the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(g) Unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2012, the Portfolio had sufficient cash and/or securities to cover these commitments.

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the

38	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	39

As of June 30, 2012, the Portfolio held written options and forward foreign currency with credit related contingent features which had a liability position of $41,479. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset

40	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.800%
Next $1 billion	0.775
Next $3 billion	0.750
Over $5 billion	0.700

Effective August 1, 2012, the Fund will pay an investment management fee calculated daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. Western Asset Limited and Western Singapore provide certain advisory services to the Portfolio relating to currency transactions and investment in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net investment management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and II shares did not exceed 1.00% and 1.25%, respectively. Effective August 1, 2012, the expense limitation will be 0.90% and 1.15% for Class I and II shares, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	41

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$76,582,657
Sales	63,301,465

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,123,635
Gross unrealized depreciation	(8,971,246)
Net unrealized depreciation	$(1,847,611)

During the six months ended June 30, 2012, written option transactions for the Portfolio were as follows:

	Notional Amounts	Premiums
Written options, outstanding as of December 31, 2011	—	—
Options written	52,125,000	$800,670
Options closed	(26,146,400)	(522,928)
Options exercised	—	—
Options expired	(15,306,600)	(142,158)
Written options, outstanding as of June 30, 2012	10,672,000	$135,584

At June 30, 2012, the Portfolio had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
British Pound	Citibank N.A.	300,000	$469,792	8/16/12	$3,163
British Pound	Credit Suisse First Boston Inc.	85,000	133,108	8/16/12	(279)
					2,884

Contracts to Sell:
British Pound	Citibank N.A.	246,400	385,857	8/16/12	11,449
British Pound	Citibank N.A.	377,735	591,523	8/16/12	2,164
British Pound	Credit Suisse First Boston Inc.	306,262	479,599	8/16/12	15,373
British Pound	UBS AG	1,746,488	2,734,955	8/16/12	86,845
Euro	Citibank N.A.	1,266,005	1,602,742	8/16/12	43,596
Euro	JPMorgan Chase & Co.	313,405	396,766	8/16/12	14,992
Euro	UBS AG	6,986,706	8,845,057	8/16/12	333,288
					507,707
Net unrealized gain on open forward foreign currency contracts					$510,591

42	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At June 30, 2012, the Portfolio held the following open swap contracts:

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION
Swap Counterparty (Reference Entity)	Notional Amount	Termination Date	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas (MARKIT CDX.NA.HY.17 Index)	$912,000	12/20/16	5.000% quarterly	$21,678	$24,190	$(2,512)
BNP Paribas (MARKIT CDX.NA.HY.17 Index)	576,000	12/20/16	5.000% quarterly	13,691	15,943	(2,252)
BNP Paribas (MARKIT CDX.NA.HY.18 Index)	2,722,500	6/20/17	5.000% quarterly	96,480	122,553	(26,073)
Morgan Stanley & Co. Inc. (MARKIT CDX.NA.HY.17 Index)	1,152,000	12/20/16	5.000% quarterly	27,382	33,213	(5,831)
Total	$5,362,500			$159,231	$195,899	$(36,668)

‡	Percentage shown is an annual percentage rate.

At June 30, 2012, the Fund held collateral received from BNP Paribas in the amount of $332,934 on credit default swap contracts valued at $131,849. Net exposure to the counterparty was $(201,085). Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2012.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	—	$115,199	$115,199
Swap contracts[3]	—	159,231	159,231
Forward foreign currency contracts	$510,870	—	510,870
Total	$510,870	$274,430	$785,300

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Written options	—	$41,200	$41,200
Forward foreign currency contracts	$279	—	279
Total	$279	$41,200	$41,479

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	43

June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Purchased options	—	$(28,252)	$(28,252)
Written options	—	386,758	386,758
Swap contracts	—	4,657	4,657
Forward foreign currency contracts	$728,587	—	728,587
Total	$728,587	$363,163	$1,091,750

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Contracts Risk	Credit Contracts Risk	Total
Purchased options	—	$(200,063)	$(200,063)
Written options	—	94,384	94,384
Swap contracts	—	(36,668)	(36,668)
Forward foreign currency contracts	$(458,023)	—	(458,023)
Total	$(458,023)	$(142,347)	$(600,370)

During the six months ended June 30, 2012, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$257,319
Written options	205,389
Forward foreign currency contracts (to buy)	1,650,300
Forward foreign currency contracts (to sell)	16,717,056

Average Notional Balance
Credit default swap contracts (to buy protection)	$4,089,643

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a service and/or distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$3,459
Class II	$35,167	3,070
Total	$35,167	$6,529

44	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Notes to financial statements (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011

Net Investment Income:
Class I	$1,036,948	$9,650,909
Class II	140,169	2,149,114
Total	$1,177,117	$11,800,023

7. Shares of beneficial interest

At June 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,487,164	$19,322,090	2,656,119	$21,458,056
Shares issued on reinvestment	132,602	1,036,948	1,300,715	9,650,909
Shares repurchased	(1,713,957)	(13,356,825)	(3,214,036)	(25,896,015)
Net increase	905,809	$7,002,213	742,798	$5,212,950
Class II
Shares sold	279,000	$2,216,295	1,300,643	$10,584,526
Shares issued on reinvestment	17,587	140,169	285,170	2,149,114
Shares repurchased	(655,482)	(5,205,026)	(1,426,032)	(11,625,830)
Net increase (decrease)	(358,895)	$(2,848,562)	159,781	$1,107,810

8. Capital loss carryforward

As of December 31, 2011, the Portfolio had a net capital loss carryforward of approximately $19,140,139, of which $3,151,638 expires in 2016 and $15,988,501 expires in 2017. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report	45

9. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

46	Legg Mason Western Asset Variable Global High Yield Bond Portfolio 2012 Semi-Annual Report

Notes to financial statements (cont’d)

10. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason Western Asset

Variable Global High Yield Bond Portfolio

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Variable Global High Yield Bond Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) on the Portfolio’s website at www.leggmason.com/
individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain other closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

FDXX010090 8/12 SR12-1721

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date:	August 24, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Variable Income Trust

Date:	August 24, 2012